Income Taxes (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details 1
Expected (Benefit) - Federal rate 34%	$ (17,906)	$ 56,976
Effect of: Valuation allowance	17,906	(56,976)
Total Actual Provision